Note 25 - Reconciliation of Enterprise Value to Estimated Reorganization Value (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[1]	Sep. 03, 2013	Aug. 31, 2013
Reconciliation Of Enterprise Value To Estimated Reorganization Value [Line Items]
Enterprise value							$ 1,000
Plus: Cash and cash equivalents	$ 546		$ 712
Plus: Fair value of noncontrolling interests							10
Successor [Member]
Reconciliation Of Enterprise Value To Estimated Reorganization Value [Line Items]
Enterprise value							1,000
Plus: Cash and cash equivalents	$ 547	[1]	$ 712	[1]	$ 844		898	$ 898
Reorganization value of Successor assets							3,463
Successor [Member] | Estimate of Fair Value Measurement [Member]
Reconciliation Of Enterprise Value To Estimated Reorganization Value [Line Items]
Plus: Fair value of non-debt liabilities							2,088
Less: Fair value of pension and other postretirement obligations							$ 533

[1]	(1)Cash and cash equivalents, end of period includes $546 million of cash reported in the Statement of Financial Position and $1 million of cash reported in Current assets held for sale. There is no cash reported in Current assets held for sale at the beginning or end of any other period.